Sterling Capital Quality Income Fund

Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
ASSET BACKED SECURITIES — 18.9%
$ 10,965
Aegis Asset Backed Securities Trust, Series
2005-5, Class 1A4, 5.089%, (LIBOR
USD 1-Month plus 0.70%), 12/25/35(a)
(b) ...........................
$ 10,944
342,310
AmeriCredit Automobile Receivables
Trust, Series 2019-2, Class C, 2.740%,
4/18/25 .......................
338,912
297,000
AmeriCredit Automobile Receivables
Trust, Series 2020-3, Class B, 0.760%,
12/18/25 .......................
286,510
405,000
AmeriCredit Automobile Receivables
Trust, Series 2021-2, Class B, 0.690%,
1/19/27 .......................
379,798
361,698
ARI Fleet Lease Trust, Series 2020-A,
Class A3, 1.800%, 8/15/28(c) ........
360,765
170,000
ARI Fleet Lease Trust, Series 2021-A,
Class A3, 0.680%, 3/15/30(c) ........
158,728
470,000
ARI Fleet Lease Trust, Series 2022-A,
Class A3, 3.430%, 1/15/31(c) ........
452,263
285,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-2A, Class A, 3.350%,
9/22/25(c) .....................
275,420
200,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2019-3A, Class A, 2.360%,
3/20/26(c) .....................
186,245
850,000
Avis Budget Rental Car Funding AESOP,
LLC, Series 2021-1A, Class A, 1.380%,
8/20/27(c) .....................
740,906
550,000
Carvana Auto Receivables Trust, Series
2021-P1, Class A4, 0.860%, 1/11/27 ...
500,800
509,000
Carvana Auto Receivables Trust, Series
2021-P2, Class B, 1.270%, 3/10/27 ....
439,959
600,000
Carvana Auto Receivables Trust, Series
2021-P3, Class B, 1.420%, 8/10/27 ....
504,667
316,961
Chesapeake Funding II, LLC, Series 2020-
1A, Class A1, 0.870%, 8/15/32(c) .....
312,549
351,139
Chesapeake Funding II, LLC, Series 2021-
1A, Class A1, 0.470%, 4/15/33(c) .....
345,595
620,000
Citibank Credit Card Issuance Trust, Series
2007-A3, Class A3, 6.150%, 6/15/39(b)
682,272
315
Citicorp Residential Mortgage Trust,
STEP, Series 2007-2, Class A6, 4.730%,
6/25/37 .......................
312
500,000
Enterprise Fleet Financing, LLC, Series
2019-2, Class A3, 2.380%, 2/20/25(c) ..
498,431
451,150
Enterprise Fleet Financing, LLC, Series
2020-2, Class A2, 0.610%, 7/20/26(c) ..
439,567
300,000
Enterprise Fleet Financing, LLC, Series
2021-2, Class A3, 0.740%, 5/20/27(c) ..
271,217
410,000
Enterprise Fleet Financing, LLC, Series
2021-3, Class A3, 1.220%, 8/20/27(c) ..
367,463
375,000
Enterprise Fleet Funding, LLC, Series
2021-1, Class A3, 0.700%, 12/21/26(c) .
347,836
281,685
Fifth Third Auto Trust, Series 2019-1, Class
A4, 2.690%, 11/16/26 .............
281,470
Principal
Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 642,000
Ford Credit Auto Owner Trust 2020-
REV2, Series 2020-2, Class A, 1.060%,
4/15/33(b) .....................
$ 575,368
415,000
Ford Credit Auto Owner Trust 2021-
REV2, Series 2021-2, Class A, 1.530%,
5/15/34(c) .....................
360,234
339,723
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A3,
0.340%, 8/15/24(c) ...............
330,646
205,000
GreatAmerica Leasing Receivables
Funding, LLC, Series 2021-1, Class A4,
0.550%, 12/15/26(c) ..............
189,766
1,295,000
Hertz Vehicle Financing III L.P., Series
2021-2A, Class A, 1.680%, 12/27/27(c)
1,128,550
750,000
OneMain Direct Auto Receivables Trust
2021-1, Series 2021-1A, Class A,
0.870%, 7/14/28(c) ...............
693,675
225,045
OneMain Financial Issuance Trust, Series
2020-1A, Class A, 3.840%, 5/14/32(c) .
223,404
630,000
OneMain Financial Issuance Trust 2019-
2, Series 2019-2A, Class A, 3.140%,
10/14/36(b)(c) ..................
563,018
480,000
OneMain Financial Issuance Trust 2021-1,
Series 2021-1A, Class A1, 1.550%,
6/16/36(b)(c) ...................
408,976
434,723
Santander Drive Auto Receivables Trust,
Series 2020-3, Class C, 1.120%, 1/15/26
430,823
154,356
Saxon Asset Securities Trust, Series 2004-
3, Class M1, 5.289%, (LIBOR USD
1-Month plus 0.90%), 12/26/34(a) ....
144,437
345,142
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 2.540%,
5/15/46(b)(c) ...................
312,587
750,000
Toyota Auto Loan Extended Note Trust
2021-1, Series 2021-1A, Class A,
1.070%, 2/27/34(b) ...............
665,444
1,000,000
Toyota Auto Loan Extended Note Trust
2022-1, Series 2022-1A, Class A,
3.820%, 4/25/35(c) ...............
948,672
49,190
U.S. Small Business Administration, Series
2010-20D, Class 1, 4.360%, 4/1/30(b)(c)
47,504
215,000
Wheels SPV 2, LLC, Series 2020-1A,
Class A3, 0.620%, 8/20/29(c) ........
205,165
Total Asset Backed Securities
(Cost $16,635,323) ............... 15,410,898
COLLATERALIZED MORTGAGE OBLIGATIONS — 19.5%
375,741
Chase Home Lending Mortgage Trust,
Series 2019-ATR2, Class A3, 3.500%,
7/25/49(c)(d) ...................
334,843
25,768
Citicorp Mortgage Securities, Inc., Series
2005-1, Class 1A4, 5.500%, 2/25/35 ...
23,495

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 9,227
Citigroup Mortgage Loan Trust, Inc., Series
2004-NCM2, Class 3CB2, 6.500%,
8/25/19 .......................
$ 9,124
29,595
Countrywide Home Loan Mortgage Pass-
Through Trust, Series 2004-3, Class A4,
5.750%, 4/25/34 .................
28,263
59,362
Credit Suisse First Boston Mortgage-
Backed Pass-Through Certificates, Series
2004-1, Class 2A1, 6.500%, 2/25/34 ...
58,264
43,037
Fannie Mae, Series 2003-19, Class AR,
5.500%, 3/25/33 .................
43,246
192,600
Fannie Mae, Series 2003-21, Class OW,
4.000%, 3/25/33 .................
184,297
682,000
Fannie Mae, Series 2008-2, Class PH,
5.500%, 2/25/38 .................
697,670
527,000
Fannie Mae, Series 2009-28, Class HX,
5.000%, 5/25/39 .................
530,396
825,833
Fannie Mae, Series 2010-150, Class YL,
4.000%, 1/25/41 .................
761,463
800,000
Fannie Mae, Series 2011-131, Class PB,
4.500%, 12/25/41 ................
782,108
176,985
Fannie Mae, Series 2011-74, Class QM,
4.500%, 11/25/40 ................
174,596
1,034,000
Fannie Mae, Series 2013-30, Class PY,
3.000%, 4/25/43(e) ...............
977,490
441,551
Fannie Mae, Series 2013-91, Class DV,
3.000%, 10/25/26 ................
425,683
142,664
Fannie Mae, Series 2016-85, Class GA,
2.500%, 10/25/45 ................
128,163
61,798
Fannie Mae, Series 2017-26, Class CD,
3.500%, 1/25/43 .................
61,511
870,000
Fannie Mae, Series 2017-42, Class HL,
3.000%, 6/25/47 .................
775,333
348,227
Fannie Mae, Series 2020-10, Class Q,
3.000%, 3/25/50 .................
308,853
73,095
Freddie Mac, Series 2485, Class WG,
6.000%, 8/15/32 .................
74,714
141,573
Freddie Mac, Series 2768, Class PC,
4.000%, 3/15/34 .................
136,812
110,286
Freddie Mac, Series 3042, Class PZ,
5.750%, 9/15/35 .................
116,665
99,602
Freddie Mac, Series 3440, Class EM,
5.000%, 4/15/38 .................
99,967
500,000
Freddie Mac, Series 3714, Class PB,
4.750%, 8/15/40(b) ...............
501,369
12,490
Freddie Mac, Series 3803, Class PJ,
4.250%, 1/15/41 .................
12,345
200,000
Freddie Mac, Series 3815, Class TB,
4.500%, 2/15/41 .................
191,674
137,158
Freddie Mac, Series 3816, Class HM,
4.500%, 5/15/40 .................
134,137
990,000
Freddie Mac, Series 3895, Class PW,
4.500%, 7/15/41 .................
972,119
Principal
Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS
— (continued)
$ 330,711
Freddie Mac, Series 3989, Class JW,
3.500%, 1/15/42(b)(c) .............
$ 309,269
338,000
Freddie Mac, Series 4088, Class CD,
3.000%, 8/15/42 .................
274,368
300,000
Freddie Mac, Series 4094, Class ME,
2.500%, 8/15/42 .................
255,135
215,000
Freddie Mac, Series 4097, Class CU,
1.500%, 8/15/27 .................
190,714
628,000
Freddie Mac, Series 4135, Class AY,
2.000%, 11/15/42 ................
485,186
455,194
Freddie Mac, Series 4136, Class HZ,
3.500%, 11/15/27 ................
425,765
119,000
Freddie Mac, Series 4160, Class HH,
2.500%, 12/15/32(b) ..............
106,865
133,882
Freddie Mac, Series 4173, Class NB,
3.000%, 3/15/43 .................
121,499
99,776
Freddie Mac, Series 4215, Class LD,
2.000%, 7/15/41 .................
93,565
39,224
Freddie Mac, Series 4293, Class MH,
3.000%, 12/15/41 ................
36,946
1,000,000
Freddie Mac, Series 4507, Class GB,
3.000%, 9/15/45 .................
849,363
84,830
Freddie Mac, Series 4650, Class BC,
3.500%, 5/15/43(b) ...............
84,451
841,468
Freddie Mac, Series 4941, Class MB,
3.000%, 7/25/49 .................
745,892
410,563
Freddie Mac, Series 5115, Class G,
2.500%, 9/25/50 .................
342,692
250,446
Freddie Mac Strips, Series 219, Class PO,
3/1/32 ........................
216,694
56,352
Ginnie Mae, Series 2004-69, Class GC,
5.500%, 4/20/34 .................
57,248
482,970
Ginnie Mae, Series 2005-60, Class WZ,
5.500%, 9/20/35 .................
486,613
706
Ginnie Mae, Series 2010-85, Class DQ,
3.000%, 12/20/39 ................
704
750,000
Ginnie Mae, Series 2011-135, Class PG,
3.000%, 10/16/41 ................
652,138
612,000
Ginnie Mae, Series 2017-75, Class DL,
3.000%, 3/20/47 .................
528,561
800,000
Ginnie Mae, Series 2019-6, Class JK,
3.500%, 1/20/49 .................
715,101
279,993
JP Morgan Mortgage Trust, Series 2017-5,
Class A1B, 3.211%, 10/26/48(c)(d) ...
266,215
143,622
MASTR Alternative Loan Trust, Series
2003-5, Class 8A1, 5.500%, 6/25/33(b) .
133,268
20,916
MASTR Alternative Loan Trust, Series
2004-13, Class 3A1, 6.500%, 1/25/35(b)
15,370
Total Collateralized Mortgage Obligations
(Cost $17,441,363) ............... 15,938,222

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— 23.8%
$ 250,000
BANK 2020-BNK29, Series 2020-BN29,
Class A4, 1.997%, 11/15/53 .........
$ 198,574
325,000
BBCMS Mortgage Trust, Series 2020-C7,
Class A5, 2.037%, 4/15/53 ..........
265,197
589,492
Benchmark Mortgage Trust, Series 2020-
B18, Class A5, 1.925%, 7/15/53 ......
476,443
1,250,000
Benchmark Mortgage Trust, Series 2020-
B21, Class A5, 1.978%, 12/17/53(b) ...
999,797
270,000
BX 2021-LBA3 Mortgage Trust, Series
2021-PAC, Class C, 5.417%, (LIBOR
USD 1-Month plus 1.10%), 10/15/36(a)
(c) ...........................
253,748
200,408
BX Commercial Mortgage Trust, Series
2021-21M, Class C, 5.495%, (LIBOR
USD 1-Month plus 1.18%), 10/15/36(a)
(c) ...........................
187,906
277,000
BX Commercial Mortgage Trust, Series
2021-ACNT, Class C, 5.818%, (LIBOR
USD 1-Month plus 1.50%), 11/15/38(a)
(c) ...........................
263,085
313,000
BX Commercial Mortgage Trust, Series
2021-CIP, Class C, 5.789%, (LIBOR
USD 1-Month plus 1.47%), 12/15/38(a)
(c) ...........................
297,302
212,218
BX Commercial Mortgage Trust, Series
2021-XL2, Class C, 5.515%, (LIBOR
USD 1-Month plus 1.20%), 10/15/38(a)
(c) ...........................
201,307
340,719
BX Commercial Mortgage Trust, Series
2022-LP2, Class B, 5.648%, (TSFR1M
plus 1.31%), 2/15/39(a)(c) ..........
323,135
275,000
BX Trust, Series 2021-RISE, Class C,
5.768%, (LIBOR USD 1-Month plus
1.45%), 11/15/36(a)(c) ............
260,000
589,000
CD Mortgage Trust, Series 2016-CD2,
Class A4, 3.526%, 11/10/49(b)(d) .....
548,167
700,000
CD Mortgage Trust, Series 2017-CD3,
Class A4, 3.631%, 2/10/50 ..........
651,782
100,000
CFCRE Commercial Mortgage Trust,
Series 2016-C7, Class A3, 3.839%,
12/10/54 .......................
93,270
365,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.371%,
9/10/46(d) .....................
361,237
405,000
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class AS, 4.544%,
11/10/46(b) ....................
395,887
500,000
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class A4, 3.778%,
9/10/58 .......................
476,208
75,000
COMM 2013-CCRE11 Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%,
8/10/50 .......................
74,173
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 75,000
COMM 2013-CCRE13 Mortgage Trust,
Series 2013-CR13, Class A4, 4.194%,
11/10/46(d) ....................
$ 73,684
350,000
COMM 2014-CCRE15 Mortgage Trust,
Series 2014-CR15, Class A4, 4.074%,
2/10/47(d) .....................
343,425
500,000
COMM 2014-CCRE18 Mortgage Trust,
Series 2014-CR18, Class A5, 3.828%,
7/15/47(b) .....................
485,182
266,000
COMM Mortgage Trust, Series 2014-
CR20, Class A4, 3.590%, 11/10/47 ....
256,572
153,000
COMM Mortgage Trust, Series 2014-
UBS2, Class A5, 3.961%, 3/10/47 ....
149,530
455,000
COMM Mortgage Trust, Series 2014-
UBS4, Class A5, 3.694%, 8/10/47 ....
440,011
250,000
COMM Mortgage Trust, Series 2017-
COR2, Class A3, 3.510%, 9/10/50(b) ..
229,950
500,000
CSAIL Commercial Mortgage Trust, Series
2015-C3, Class A4, 3.718%, 8/15/48(b)
476,269
251,000
ELP Commercial Mortgage Trust, Series
2021-ELP, Class C, 5.638%, (LIBOR
USD 1-Month plus 1.32%), 11/15/38(a)
(c) ...........................
238,411
1,000,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K1522,
Class A2, 2.361%, 10/25/36 .........
760,952
140,000
Freddie Mac Multifamily Structured Pass
Through Certificates, Series K159, Class
A2, 3.950%, 11/25/30(d) ...........
133,144
285,756
FRESB Mortgage Trust, Series 2017-SB36,
Class A10F, 2.880%, 7/25/27(b)(d) ....
262,047
690,900
Ginnie Mae, Series 2014-126, Class A,
2.500%, 11/16/46 ................
652,704
398,555
Ginnie Mae, Series 2019-79, Class V,
2.800%, 3/16/29 .................
369,906
25,021
GS Mortgage Securities Trust, Series 2010-
C1, Class B, 5.148%, 8/10/43(c) ......
24,690
300,000
GS Mortgage Securities Trust, Series 2013-
GC14, Class A5, 4.243%, 8/10/46(b) ..
297,028
85,000
GS Mortgage Securities Trust, Series 2014-
GC24, Class A5, 3.931%, 9/10/47 ....
82,130
500,000
GS Mortgage Securities Trust, Series 2016-
GS4, Class A4, 3.442%, 11/10/49(b)(d)
465,552
64,000
GS Mortgage Securities Trust, Series 2020-
GC47, Class A5, 2.377%, 5/12/53 ....
52,968
500,000
GS Mortgage Securities Trust, Series 2020-
GSA2, Class A5, 2.012%, 12/12/53(b) .
393,129
170,887
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2011-C3, Class
B, 5.013%, 2/15/46(c)(d) ...........
163,495
116,487
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2013-C13, Class
A4, 3.994%, 1/15/46(d) ............
115,497

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 279,094
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class A5, 2.960%, 4/15/46 ..........
$ 277,069
500,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2014-C20, Class
A5, 3.805%, 7/15/47(b) ............
485,601
185,000
JP Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP4, Class
A4, 3.648%, 12/15/49(d) ...........
172,810
274,000
Med Trust, Series 2021-MDLN, Class C,
6.118%, (LIBOR USD 1-Month plus
1.80%), 11/15/38(a)(c) ............
260,314
100,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C18, Class A4,
3.923%, 10/15/47(b) ..............
96,680
300,167
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2014-C19, Class A4,
3.526%, 12/15/47 ................
287,577
500,000
Morgan Stanley Bank of America Merrill
Lynch Trust, Series 2016-C32, Class A4,
3.720%, 12/15/49(b) ..............
468,550
435,000
Morgan Stanley Capital I Trust, Series
2018-H3, Class A5, 4.177%, 7/15/51 ..
410,559
659,333
Morgan Stanley Capital I Trust, Series
2020-HR8, Class A4, 2.041%, 7/15/53 .
531,464
205,612
OPG Trust, Series 2021-PORT, Class C,
5.150%, (LIBOR USD 1-Month plus
0.83%), 10/15/36(a)(c) ............
192,205
245,006
SMR Mortgage Trust, Series 2022-IND,
Class A, 5.986%, (TSFR1M plus 1.65%),
2/15/39(a)(c) ...................
231,490
600,000
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.405%,
12/15/47 .......................
572,787
644,000
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A4, 3.809%,
12/15/48 .......................
612,897
50,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-C37, Class A5, 3.794%,
12/15/49 .......................
47,181
300,000
Wells Fargo Commercial Mortgage Trust,
Series 2017-C40, Class A4, 3.581%,
10/15/50 .......................
278,132
220,800
Wells Fargo Commercial Mortgage Trust,
Series 2020-C56, Class A5, 2.448%,
6/15/53 .......................
183,840
500,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57, Class A4, 2.118%,
8/15/53 .......................
405,595
300,000
Wells Fargo Commercial Mortgage Trust,
Series 2020-C58, Class A4, 2.092%,
7/15/53 .......................
240,140
Principal
Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
— (continued)
$ 75,628
WFRBS Commercial Mortgage Trust,
Series 2013-UBS1, Class A4, 4.079%,
3/15/46(d) .....................
$ 74,303
475,000
WFRBS Commercial Mortgage Trust,
Series 2014-C20, Class AS, 4.176%,
5/15/47 .......................
458,143
302,000
WFRBS Commercial Mortgage Trust,
Series 2014-C23, Class A5, 3.917%,
10/15/57 .......................
292,658
Total Commercial Mortgage-Backed
Securities
(Cost $21,689,472) ............... 19,373,489
CORPORATE BONDS — 0.8%
Diversified Telecommunication Services — 0.5%
421,875
Sprint Spectrum Co., LLC/Sprint Spectrum
Co. II, LLC/Sprint Spectrum Co. III,
LLC, 4.738%, 3/20/25(b)(c) ......... 417,066
Equity Real Estate Investment Trusts (REITS)
— 0.3%
250,000
American Tower Trust, 3.652%, 3/23/28(b)
(c) ........................... 226,532
Total Corporate Bonds
(Cost $684,634) ................. 643,598
MORTGAGE-BACKED SECURITIES — 31.5%
Fannie Mae
—
16.4%
117,943
3.000%, 1/1/31, Pool #BA6574 ........ 112,933
337,446
4.500%, 3/1/34, Pool #CA3294 ........ 337,839
303,629
2.500%, 11/1/35, Pool #CA7939 ....... 278,264
64,727
5.500%, 6/1/38, Pool #984277(b) ....... 66,941
31,860
5.500%, 8/1/38, Pool #995072 ......... 33,062
40,558
4.500%, 9/1/39, Pool #AC1830 ........ 40,248
37,940
4.500%, 10/1/40, Pool #AE4855 ....... 37,649
75,900
3.500%, 2/1/41, Pool #AH5646 ........ 71,142
117,091
4.000%, 3/1/41, Pool #AH4008 ........ 112,590
347,116
2.500%, 5/1/41, Pool #MA4334 ........ 305,784
30,215
4.500%, 6/1/41, Pool #AC9298 ........ 29,984
88,409
5.000%, 7/1/41, Pool #AI5595 ......... 89,602
148,900
4.000%, 9/1/41, Pool #AJ1717 ........ 143,170
115,436
3.500%, 6/1/42, Pool #AB5373 ........ 108,209
37,450
4.500%, 10/1/44, Pool #MA2066 ....... 36,828
119,320
4.000%, 12/1/44, Pool #MA2127 ....... 114,434
118,188
4.500%, 1/1/45, Pool #MA2158 ........ 116,223
143,327
3.500%, 3/1/45, Pool #AS4552 ........ 133,612
130,440
4.000%, 10/1/45, Pool #AL7487 ....... 125,097
891,999
3.000%, 10/1/46, Pool #BC4764 ....... 799,665
88,994
4.000%, 11/1/46, Pool #MA2808 ....... 85,220
115,957
3.000%, 2/1/47, Pool #BE2329 ........ 103,702
69,200
4.000%, 5/1/47, Pool #BE9598 ........ 66,172
60,502
4.500%, 11/1/47, Pool #BM3286 ....... 60,406

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae
— (continued)
$ 213,320
3.500%, 12/1/47, Pool #CA0833 ....... $ 197,892
69,332
4.500%, 5/1/48, Pool #CA1711 ........ 67,892
96,138
3.500%, 9/1/49, Pool #BJ9608 ......... 88,479
214,968
3.500%, 6/1/50, Pool #CA6097 ........ 196,909
220,419
3.000%, 7/1/50, Pool #CA6421 ........ 194,519
215,864
3.000%, 7/1/50, Pool #CA6422 ........ 190,300
559,720
2.500%, 8/1/50, Pool #FM4053 ........ 480,319
351,588
2.500%, 8/1/50, Pool #FM4055 ........ 300,118
860,712
3.000%, 8/1/50, Pool #FS0973 ........ 771,902
435,679
2.500%, 10/1/50, Pool #FM4702 ....... 371,360
512,307
2.500%, 3/1/51, Pool #FM6523 ........ 437,521
367,195
3.000%, 5/1/51, Pool #FM7346 ........ 323,267
1,130,684
2.500%, 8/1/51, Pool #FM8438 ........ 967,355
1,364,438
4.000%, 8/1/51, Pool #FS1976 ........ 1,299,943
333,743
3.000%, 11/1/51, Pool #CB2170 ....... 293,345
894,410
3.500%, 2/1/52, Pool #MA4550 ........ 815,046
1,056,535
3.000%, 3/1/52, Pool #BV4143 ........ 939,175
773,278
3.500%, 4/1/52, Pool #FS1185 ........ 704,580
719,137
3.500%, 4/1/52, Pool #FS1260 ........ 658,513
706,524
4.500%, 6/1/52, Pool #FS2157 ........ 687,779
13,394,990
Freddie Mac
—
15.1%
43,100
4.000%, 11/1/32, Pool #ZS8993 ....... 41,769
198,850
3.500%, 5/1/35, Pool #ZA2378 ........ 190,354
143,147
4.000%, 5/1/37, Pool #ZA2461 ........ 138,001
20,154
5.500%, 10/1/39, Pool #ZI9359 ........ 20,834
34,380
5.000%, 4/1/40, Pool #ZI9910 ......... 34,845
57,136
5.500%, 4/1/40, Pool #ZA1042 ........ 59,277
24,484
5.000%, 8/1/40, Pool #ZA1056 ........ 24,815
62,759
4.000%, 11/1/40, Pool #ZJ0654 ........ 60,205
77,584
4.000%, 12/1/40, Pool #ZJ0811 ........ 74,600
162,192
3.500%, 8/1/42, Pool #ZL3508 ........ 152,220
608,339
3.000%, 12/1/42, Pool #Q14108 ....... 556,707
210,838
3.500%, 3/1/43, Pool #ZT1107 ........ 197,215
873,217
3.500%, 1/1/45, Pool #SD1309 ........ 816,956
162,512
3.500%, 1/1/45, Pool #ZL8964 ........ 151,761
123,283
3.500%, 3/1/45, Pool #ZT1164 ........ 115,189
96,024
3.000%, 1/1/46, Pool #ZS4646 ........ 86,284
96,774
4.000%, 4/1/46, Pool #ZM1015 ........ 92,788
101,719
3.500%, 12/1/47, Pool #ZM5123 ....... 94,368
257,684
2.500%, 11/1/49, Pool #QA4396 ....... 220,678
122,335
3.000%, 1/1/50, Pool #QA6230 ........ 108,431
540,842
3.000%, 6/1/51, Pool #SD8152 ........ 476,051
710,420
2.500%, 7/1/51, Pool #QC4230 ........ 612,139
398,617
3.000%, 7/1/51, Pool #RA5552 ........ 350,885
308,842
3.500%, 7/1/51, Pool #RA5549 ........ 281,887
1,071,097
3.000%, 8/1/51, Pool #SD8162 ........ 942,614
1,047,401
2.500%, 9/1/51, Pool #RA5921 ........ 889,922
597,945
3.500%, 1/1/52, Pool #RA6531 ........ 544,708
467,264
3.000%, 2/1/52, Pool #SD8195 ........ 410,907
951,819
3.500%, 4/1/52, Pool #SD0957 ........ 866,592
782,847
4.500%, 6/1/52, Pool #SD1265 ........ 757,392
1,212,806
4.500%, 8/1/52, Pool #SD1515 ........ 1,169,389
797,284
5.000%, 10/1/52, Pool #SD1710 ....... 789,856
Principal
Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac
— (continued)
$ 990,435
5.000%, 11/1/52, Pool #SD1727 ....... $ 984,240
12,313,879
Ginnie Mae
—
0.0%
7,654
4.000%, 12/20/40, Pool #755678 ....... 7,424
Total Mortgage-Backed Securities
(Cost $28,488,393) ............... 25,716,293
U.S. TREASURY BONDS — 1.2%
1,000,000
2.375%, 2/15/42 ................. 768,984
315,000
1.875%, 11/15/51(b) .............. 201,526
Total U.S. Treasury Bonds
(Cost $1,273,306) ................ 970,510
U.S. TREASURY NOTES — 3.1%
1,250,000
0.875%, 9/30/26 ................. 1,111,426
650,000
1.375%, 11/15/31 ................ 530,918
1,000,000
1.875%, 2/15/32 ................. 851,328
Total U.S. Treasury Notes
(Cost $2,718,865) ................ 2,493,672
Shares
MONEY MARKET FUND — 1.1%
912,114
Federated Treasury Obligations Fund,
Institutional Shares, 4.14%(f) ........
912,114
Total Money Market Fund
(Cost $912,114) ................. 912,114
Total Investments — 99.9%
(Cost $89,843,470) ............................ 81,458,796
Net Other Assets (Liabilities) — 0.1% ............... 82,496
NET ASSETS — 100.0% .......................
$ 81,541,292
(a) The interest rate for this floating rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(b) Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2022. The maturity date reflected is the final maturity date.
(e) Represents securities purchased on a when-issued basis. At December
31, 2022, total cost of investments purchased on a when-issued basis was
$1,026,934.

Sterling Capital Quality Income Fund

Schedule of Portfolio Investments — (continued)
December 31, 2022 (Unaudited)
Continued
(f) Represents the current yield as of report date.
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund
December 31, 2022 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Quality Income Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended December 31, 2022 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
December 31, 2022 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of December 31, 2022 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Quality Income Fund ................. $ 912,114(a) $ 80,546,682(b) $ — $ 81,458,796
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Quality Income Fund — (continued)
December 31, 2022 (Unaudited)
The value of the securities underlying when-issued to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.